[redacted]

13004003

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

FEB 05 2014

Washington, DC 20549

CERT NYS

File No. 001-05805

February 5, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, **JPMORGAN CHASE & CO.**, Depositary Shares, each representing a 1/400th interest in a share of 6.70% Non-Cumulative Preferred Stock, Series T, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 30, 2014. Tentative listing date – February 7, 2014.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com